Fair Value Option- Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue (Detail) (Long-term debt, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in the fair value of long-term debt	$ 26	[1]	$ 24	[1]

[1]	(a)The changes in fair value of long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.